John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 4/30/2021

Fund’s investments
As of 4-30-21 (unaudited)
	Shares	Value
Common stocks 98.7%		$119,485,984
(Cost $63,914,990)
Communication services 16.4%		19,873,284
Entertainment 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	72,618	3,408,689
Madison Square Garden Entertainment Corp. (A)	5,334	483,314
Interactive media and services 12.6%
Alphabet, Inc., Class A (A)	3,013	7,091,096
CarGurus, Inc. (A)	77,731	1,918,401
Facebook, Inc., Class A (A)	19,030	6,186,272
Media 0.6%
Liberty Broadband Corp., Series A (A)	4,982	785,512
Consumer discretionary 19.6%		23,640,932
Household durables 5.9%
Lennar Corp., A Shares	57,781	5,986,112
NVR, Inc. (A)	229	1,149,145
Internet and direct marketing retail 7.2%
Amazon.com, Inc. (A)	2,516	8,724,026
Leisure products 2.1%
Polaris, Inc.	18,389	2,575,012
Specialty retail 3.3%
Dufry AG (A)	24,014	1,580,330
Group 1 Automotive, Inc.	14,428	2,368,500
Textiles, apparel and luxury goods 1.1%
Salvatore Ferragamo SpA (A)	58,748	1,257,807
Consumer staples 8.1%		9,846,154
Beverages 2.7%
Anheuser-Busch InBev SA/NV, ADR	18,345	1,301,761
Diageo PLC, ADR	5,283	947,506
Heineken NV	8,442	979,267
Food and staples retailing 0.6%
U.S. Foods Holding Corp. (A)	18,358	761,123
Food products 4.8%
Post Holdings, Inc. (A)	36,175	4,115,992
The Hain Celestial Group, Inc. (A)	42,441	1,740,505
Energy 5.1%		6,171,638
Energy equipment and services 0.8%
Baker Hughes Company	48,819	980,286
Oil, gas and consumable fuels 4.3%
Cheniere Energy, Inc. (A)	39,508	3,062,660
Suncor Energy, Inc.	23,675	507,119
Valero Energy Corp.	21,925	1,621,573
Financials 16.9%		20,486,285
Banks 6.6%
Bank of America Corp.	104,505	4,235,588
First Hawaiian, Inc.	137,947	3,788,025
Capital markets 8.0%
KKR & Company, Inc.	38,059	2,153,378
Morgan Stanley	58,748	4,849,647
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	7,617	$2,654,144
Consumer finance 2.3%
American Express Company	12,354	1,894,486
Synchrony Financial	20,828	911,017
Health care 6.4%		7,700,211
Biotechnology 2.4%
Alnylam Pharmaceuticals, Inc. (A)	10,933	1,537,617
Moderna, Inc. (A)	7,891	1,411,069
Health care equipment and supplies 2.2%
Hologic, Inc. (A)	40,186	2,634,192
Health care providers and services 1.1%
Anthem, Inc.	3,531	1,339,626
Health care technology 0.7%
Change Healthcare, Inc. (A)	33,887	777,707
Industrials 9.1%		11,000,640
Electrical equipment 1.8%
Regal Beloit Corp.	8,444	1,219,567
Sensata Technologies Holding PLC (A)	16,360	944,626
Industrial conglomerates 1.8%
Roper Technologies, Inc.	4,966	2,217,021
Machinery 1.5%
Parker-Hannifin Corp.	5,899	1,851,165
Professional services 2.3%
IHS Markit, Ltd.	25,393	2,731,779
Trading companies and distributors 1.7%
United Rentals, Inc. (A)	6,365	2,036,482
Information technology 13.5%		16,381,779
Semiconductors and semiconductor equipment 3.0%
Analog Devices, Inc.	7,473	1,144,565
NVIDIA Corp.	4,102	2,462,759
Software 5.9%
Microsoft Corp.	8,321	2,098,390
salesforce.com, Inc. (A)	10,476	2,412,832
Workday, Inc., Class A (A)	10,881	2,687,607
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	31,671	4,163,470
Samsung Electronics Company, Ltd.	19,375	1,412,156
Real estate 3.6%		4,385,061
Equity real estate investment trusts 3.1%
American Tower Corp.	9,942	2,532,923
Crown Castle International Corp.	6,287	1,188,620
Real estate management and development 0.5%
Five Point Holdings LLC, Class A (A)	92,412	663,518

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.7%			$2,022,031
(Cost $2,022,031)
Short-term funds 1.7%			2,022,031
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0259(B)	2,022,031	2,022,031

Total investments (Cost $65,937,021) 100.4%	$121,508,015
Other assets and liabilities, net (0.4%)	(529,338)
Total net assets 100.0%	$120,978,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-21.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$19,873,284	$19,873,284	—	—
Consumer discretionary	23,640,932	20,802,795	$2,838,137	—
Consumer staples	9,846,154	8,866,887	979,267	—
Energy	6,171,638	6,171,638	—	—
Financials	20,486,285	20,486,285	—	—
Health care	7,700,211	7,700,211	—	—
Industrials	11,000,640	11,000,640	—	—
Information technology	16,381,779	14,969,623	1,412,156	—
Real estate	4,385,061	4,385,061	—	—
Short-term investments	2,022,031	2,022,031	—	—
Total investments in securities	$121,508,015	$116,278,455	$5,229,560	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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